ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Assets and liabilities derived from insurance contracts (Detail)	Dec. 31, 2025
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Discount rate	4.00%
Risk-adjusted discount rate	75.00%